Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO Managed Accounts Trust
Entity Central Index Key	0001098605
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000013020
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series C
Trading Symbol	FXICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series C (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series C	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., primarily underweight exposure to the front-end of the yield curve, contributed to relative performance, as yields rose.

• Security selection of subordinated financials within investment grade corporate credit contributed to relative performance, as spreads tightened.

• Long exposure to duration in Canada detracted from relative performance, as yields rose.

• Underweight exposure to non-financial investment grade corporate credit detracted from relative performance, as spreads tightened.

• Underweight exposure to the U.S. dollar detracted from relative performance, as the currency appreciated against a basket of major developed market currencies.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series C	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Intermediate Credit Index	Bloomberg U.S. Credit Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,955	$9,975	$9,984	$9,996
8/31/2014	$10,043	$10,085	$10,068	$10,140
9/30/2014	$9,998	$10,017	$9,989	$9,997
10/31/2014	$10,098	$10,115	$10,060	$10,104
11/30/2014	$10,155	$10,187	$10,110	$10,172
12/31/2014	$9,952	$10,196	$10,069	$10,173
1/31/2015	$10,075	$10,410	$10,248	$10,461
2/28/2015	$10,219	$10,312	$10,204	$10,357
3/31/2015	$10,230	$10,360	$10,247	$10,393
4/30/2015	$10,190	$10,323	$10,253	$10,332
5/31/2015	$10,256	$10,298	$10,247	$10,273
6/30/2015	$10,271	$10,186	$10,151	$10,093
7/31/2015	$10,374	$10,257	$10,180	$10,157
8/31/2015	$10,195	$10,242	$10,149	$10,096
9/30/2015	$10,006	$10,311	$10,206	$10,147
10/31/2015	$10,142	$10,313	$10,231	$10,195
11/30/2015	$10,133	$10,286	$10,217	$10,173
12/31/2015	$10,125	$10,252	$10,160	$10,095
1/31/2016	$10,030	$10,393	$10,224	$10,147
2/29/2016	$9,780	$10,467	$10,273	$10,232
3/31/2016	$10,031	$10,563	$10,434	$10,490
4/30/2016	$10,061	$10,604	$10,510	$10,618
5/31/2016	$10,082	$10,607	$10,502	$10,614
6/30/2016	$10,112	$10,797	$10,655	$10,856
7/31/2016	$10,138	$10,865	$10,726	$10,998
8/31/2016	$10,154	$10,853	$10,729	$11,020
9/30/2016	$10,171	$10,847	$10,737	$10,989
10/31/2016	$10,227	$10,764	$10,704	$10,895
11/30/2016	$10,095	$10,509	$10,510	$10,598
12/31/2016	$10,210	$10,524	$10,533	$10,663
1/31/2017	$10,267	$10,544	$10,573	$10,699
2/28/2017	$10,384	$10,615	$10,649	$10,817
3/31/2017	$10,432	$10,610	$10,653	$10,801
4/30/2017	$10,532	$10,692	$10,736	$10,909
5/31/2017	$10,608	$10,774	$10,806	$11,026
6/30/2017	$10,653	$10,763	$10,800	$11,055
7/31/2017	$10,735	$10,809	$10,874	$11,136
8/31/2017	$10,830	$10,906	$10,935	$11,229
9/30/2017	$10,842	$10,854	$10,908	$11,204
10/31/2017	$10,843	$10,861	$10,926	$11,242
11/30/2017	$10,833	$10,847	$10,892	$11,232
12/31/2017	$10,867	$10,897	$10,919	$11,322
1/31/2018	$10,805	$10,771	$10,835	$11,216
2/28/2018	$10,730	$10,669	$10,758	$11,047
3/31/2018	$10,764	$10,737	$10,770	$11,081
4/30/2018	$10,721	$10,658	$10,722	$10,980
5/31/2018	$10,735	$10,734	$10,778	$11,035
6/30/2018	$10,748	$10,720	$10,761	$10,983
7/31/2018	$10,824	$10,723	$10,802	$11,062
8/31/2018	$10,862	$10,792	$10,865	$11,119
9/30/2018	$10,871	$10,722	$10,840	$11,081
10/31/2018	$10,819	$10,638	$10,794	$10,926
11/30/2018	$10,812	$10,701	$10,803	$10,919
12/31/2018	$10,890	$10,898	$10,921	$11,083
1/31/2019	$11,121	$11,014	$11,095	$11,322
2/28/2019	$11,187	$11,007	$11,133	$11,347
3/31/2019	$11,283	$11,219	$11,309	$11,623
4/30/2019	$11,403	$11,221	$11,358	$11,680
5/31/2019	$11,428	$11,421	$11,477	$11,852
6/30/2019	$11,590	$11,564	$11,647	$12,119
7/31/2019	$11,640	$11,589	$11,671	$12,182
8/31/2019	$11,793	$11,890	$11,872	$12,563
9/30/2019	$11,748	$11,826	$11,845	$12,481
10/31/2019	$11,828	$11,862	$11,913	$12,552
11/30/2019	$11,875	$11,856	$11,915	$12,575
12/31/2019	$11,890	$11,848	$11,961	$12,612
1/31/2020	$12,177	$12,076	$12,133	$12,907
2/29/2020	$12,322	$12,293	$12,256	$13,082
3/31/2020	$11,706	$12,221	$11,679	$12,215
4/30/2020	$12,112	$12,438	$12,081	$12,774
5/31/2020	$12,248	$12,496	$12,284	$12,982
6/30/2020	$12,490	$12,575	$12,459	$13,219
7/31/2020	$12,769	$12,762	$12,631	$13,627
8/31/2020	$12,731	$12,659	$12,631	$13,454
9/30/2020	$12,717	$12,652	$12,613	$13,417
10/31/2020	$12,633	$12,596	$12,614	$13,387
11/30/2020	$12,957	$12,720	$12,748	$13,728
12/31/2020	$13,051	$12,737	$12,808	$13,791
1/31/2021	$13,010	$12,646	$12,764	$13,627
2/28/2021	$12,807	$12,463	$12,661	$13,390
3/31/2021	$12,569	$12,308	$12,542	$13,177
4/30/2021	$12,771	$12,405	$12,629	$13,317
5/31/2021	$12,828	$12,445	$12,697	$13,413
6/30/2021	$12,982	$12,533	$12,739	$13,615
7/31/2021	$13,198	$12,673	$12,836	$13,792
8/31/2021	$13,195	$12,649	$12,815	$13,759
9/30/2021	$13,097	$12,539	$12,747	$13,611
10/31/2021	$13,071	$12,536	$12,678	$13,641
11/30/2021	$13,093	$12,573	$12,664	$13,653
12/31/2021	$13,095	$12,541	$12,677	$13,642
1/31/2022	$12,777	$12,271	$12,449	$13,204
2/28/2022	$12,568	$12,134	$12,322	$12,955
3/31/2022	$12,102	$11,797	$12,034	$12,630
4/30/2022	$11,549	$11,349	$11,707	$11,968
5/31/2022	$11,483	$11,422	$11,808	$12,074
6/30/2022	$11,158	$11,243	$11,597	$11,758
7/31/2022	$11,500	$11,518	$11,852	$12,116
8/31/2022	$11,175	$11,192	$11,614	$11,773
9/30/2022	$10,574	$10,709	$11,240	$11,177
10/31/2022	$10,418	$10,570	$11,194	$11,061
11/30/2022	$10,914	$10,959	$11,533	$11,611
12/31/2022	$10,904	$10,909	$11,523	$11,561
1/31/2023	$11,422	$11,245	$11,796	$12,002
2/28/2023	$11,180	$10,954	$11,571	$11,640
3/31/2023	$11,301	$11,232	$11,808	$11,960
4/30/2023	$11,377	$11,300	$11,896	$12,054
5/31/2023	$11,266	$11,177	$11,808	$11,886
6/30/2023	$11,278	$11,137	$11,778	$11,922
7/31/2023	$11,332	$11,130	$11,840	$11,959
8/31/2023	$11,273	$11,059	$11,824	$11,873
9/30/2023	$10,988	$10,778	$11,669	$11,564
10/31/2023	$10,794	$10,607	$11,588	$11,358
11/30/2023	$11,356	$11,088	$11,995	$12,003
12/31/2023	$11,813	$11,512	$12,322	$12,506
1/31/2024	$11,843	$11,481	$12,346	$12,484
2/29/2024	$11,752	$11,318	$12,236	$12,304
3/31/2024	$11,909	$11,423	$12,347	$12,455
4/30/2024	$11,676	$11,134	$12,181	$12,145
5/31/2024	$11,937	$11,323	$12,349	$12,367
6/30/2024	$12,052	$11,430	$12,437	$12,449

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series C	6.86%	0.78%	1.88%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Intermediate Credit Index	5.60%	1.32%	2.20%
Bloomberg U.S. Credit Index	4.42%	0.54%	2.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 1,361,781,000
Holdings Count | Holding	497
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	251.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,361,781
# of Portfolio Holdings	497
Portfolio Turnover Rate	251%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	53.8%
Corporate Bonds & Notes	45.1%
Asset-Backed Securities	20.7%
U.S. Treasury Obligations	17.4%
Non-Agency Mortgage-Backed Securities	8.6%
Preferred Securities	1.8%
Municipal Bonds & Notes	1.7%
Affiliated Investments	0.8%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Other Assets and Liabilities, Net	(50.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000133198
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series LD
Trading Symbol	FXIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series LD (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series LD	$76	1.51%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to U.S. duration, specifically at the 7 year and 10 year part of the curve, contributed to relative performance, as interest rates rose.

• Overweight exposure to commercial mortgage-backed securities ("CMBS") contributed to relative performance, as CMBS posted positive returns.

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• Long exposure to Australia duration, specifically at the 10 year part of the curve, detracted from relative performance, as interest rates rose.

• Long exposure to United Kingdom duration, specifically at the 5 year part of the curve, detracted from relative performance, as interest rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series LD	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,016	$9,975	$9,988	$9,992
8/31/2014	$10,075	$10,085	$10,038	$10,009
9/30/2014	$10,076	$10,017	$9,996	$10,003
10/31/2014	$10,118	$10,115	$10,045	$10,031
11/30/2014	$10,095	$10,187	$10,078	$10,045
12/31/2014	$10,056	$10,196	$10,045	$10,021
1/31/2015	$10,076	$10,410	$10,159	$10,071
2/28/2015	$10,217	$10,312	$10,127	$10,050
3/31/2015	$10,233	$10,360	$10,160	$10,073
4/30/2015	$10,286	$10,323	$10,165	$10,078
5/31/2015	$10,365	$10,298	$10,166	$10,085
6/30/2015	$10,396	$10,186	$10,120	$10,088
7/31/2015	$10,423	$10,257	$10,137	$10,093
8/31/2015	$10,373	$10,242	$10,119	$10,089
9/30/2015	$10,335	$10,311	$10,163	$10,119
10/31/2015	$10,433	$10,313	$10,170	$10,109
11/30/2015	$10,469	$10,286	$10,151	$10,084
12/31/2015	$10,463	$10,252	$10,118	$10,075
1/31/2016	$10,380	$10,393	$10,181	$10,136
2/29/2016	$10,278	$10,467	$10,211	$10,148
3/31/2016	$10,377	$10,563	$10,300	$10,166
4/30/2016	$10,478	$10,604	$10,339	$10,169
5/31/2016	$10,579	$10,607	$10,330	$10,158
6/30/2016	$10,556	$10,797	$10,436	$10,219
7/31/2016	$10,675	$10,865	$10,467	$10,213
8/31/2016	$10,749	$10,853	$10,460	$10,197
9/30/2016	$10,799	$10,847	$10,471	$10,208
10/31/2016	$10,887	$10,764	$10,451	$10,202
11/30/2016	$10,841	$10,509	$10,336	$10,161
12/31/2016	$10,900	$10,524	$10,348	$10,164
1/31/2017	$10,934	$10,544	$10,374	$10,177
2/28/2017	$10,985	$10,615	$10,417	$10,187
3/31/2017	$11,040	$10,610	$10,421	$10,191
4/30/2017	$11,077	$10,692	$10,468	$10,205
5/31/2017	$11,094	$10,774	$10,509	$10,217
6/30/2017	$11,182	$10,763	$10,502	$10,208
7/31/2017	$11,195	$10,809	$10,549	$10,230
8/31/2017	$11,187	$10,906	$10,588	$10,249
9/30/2017	$11,277	$10,854	$10,566	$10,233
10/31/2017	$11,346	$10,861	$10,572	$10,226
11/30/2017	$11,360	$10,847	$10,545	$10,206
12/31/2017	$11,297	$10,897	$10,559	$10,207
1/31/2018	$11,309	$10,771	$10,503	$10,178
2/28/2018	$11,350	$10,669	$10,464	$10,174
3/31/2018	$11,290	$10,737	$10,480	$10,194
4/30/2018	$11,357	$10,658	$10,448	$10,178
5/31/2018	$11,358	$10,734	$10,494	$10,215
6/30/2018	$11,392	$10,720	$10,487	$10,216
7/31/2018	$11,446	$10,723	$10,506	$10,216
8/31/2018	$11,457	$10,792	$10,554	$10,248
9/30/2018	$11,546	$10,722	$10,535	$10,236
10/31/2018	$11,576	$10,638	$10,521	$10,252
11/30/2018	$11,489	$10,701	$10,544	$10,287
12/31/2018	$11,418	$10,898	$10,643	$10,369
1/31/2019	$11,482	$11,014	$10,742	$10,396
2/28/2019	$11,625	$11,007	$10,766	$10,407
3/31/2019	$11,621	$11,219	$10,884	$10,471
4/30/2019	$11,729	$11,221	$10,918	$10,492
5/31/2019	$11,667	$11,421	$11,014	$10,566
6/30/2019	$11,685	$11,564	$11,125	$10,621
7/31/2019	$11,735	$11,589	$11,129	$10,609
8/31/2019	$11,732	$11,890	$11,271	$10,694
9/30/2019	$11,767	$11,826	$11,251	$10,682
10/31/2019	$11,812	$11,862	$11,302	$10,717
11/30/2019	$11,835	$11,856	$11,301	$10,714
12/31/2019	$11,857	$11,848	$11,335	$10,737
1/31/2020	$12,032	$12,076	$11,447	$10,795
2/29/2020	$12,152	$12,293	$11,555	$10,889
3/31/2020	$11,399	$12,221	$11,362	$11,038
4/30/2020	$11,748	$12,438	$11,560	$11,043
5/31/2020	$11,906	$12,496	$11,661	$11,050
6/30/2020	$12,206	$12,575	$11,746	$11,053
7/31/2020	$12,291	$12,762	$11,833	$11,064
8/31/2020	$12,359	$12,659	$11,831	$11,061
9/30/2020	$12,429	$12,652	$11,824	$11,064
10/31/2020	$12,560	$12,596	$11,822	$11,060
11/30/2020	$12,506	$12,720	$11,888	$11,065
12/31/2020	$12,602	$12,737	$11,919	$11,070
1/31/2021	$12,702	$12,646	$11,899	$11,072
2/28/2021	$12,720	$12,463	$11,846	$11,063
3/31/2021	$12,739	$12,308	$11,792	$11,065
4/30/2021	$12,759	$12,405	$11,835	$11,070
5/31/2021	$12,773	$12,445	$11,871	$11,078
6/30/2021	$12,747	$12,533	$11,882	$11,061
7/31/2021	$12,761	$12,673	$11,937	$11,079
8/31/2021	$12,783	$12,649	$11,927	$11,079
9/30/2021	$12,835	$12,539	$11,890	$11,068
10/31/2021	$12,715	$12,536	$11,840	$11,034
11/30/2021	$12,675	$12,573	$11,831	$11,036
12/31/2021	$12,650	$12,541	$11,825	$11,009
1/31/2022	$12,552	$12,271	$11,679	$10,936
2/28/2022	$12,406	$12,134	$11,597	$10,896
3/31/2022	$12,189	$11,797	$11,383	$10,751
4/30/2022	$12,253	$11,349	$11,203	$10,700
5/31/2022	$12,242	$11,422	$11,284	$10,759
6/30/2022	$12,073	$11,243	$11,147	$10,696
7/31/2022	$12,018	$11,518	$11,293	$10,732
8/31/2022	$12,072	$11,192	$11,136	$10,655
9/30/2022	$12,010	$10,709	$10,894	$10,530
10/31/2022	$11,881	$10,570	$10,866	$10,519
11/30/2022	$11,802	$10,959	$11,064	$10,585
12/31/2022	$11,950	$10,909	$11,071	$10,607
1/31/2023	$11,978	$11,245	$11,240	$10,680
2/28/2023	$12,047	$10,954	$11,092	$10,603
3/31/2023	$12,050	$11,232	$11,295	$10,772
4/30/2023	$12,118	$11,300	$11,351	$10,800
5/31/2023	$12,135	$11,177	$11,290	$10,762
6/30/2023	$12,088	$11,137	$11,248	$10,710
7/31/2023	$12,211	$11,130	$11,298	$10,748
8/31/2023	$12,312	$11,059	$11,312	$10,790
9/30/2023	$12,430	$10,778	$11,237	$10,789
10/31/2023	$12,560	$10,607	$11,218	$10,826
11/30/2023	$12,581	$11,088	$11,472	$10,936
12/31/2023	$12,676	$11,512	$11,692	$11,058
1/31/2024	$12,782	$11,481	$11,726	$11,101
2/29/2024	$12,800	$11,318	$11,650	$11,055
3/31/2024	$12,866	$11,423	$11,721	$11,091
4/30/2024	$12,891	$11,134	$11,624	$11,055
5/31/2024	$12,944	$11,323	$11,744	$11,131
6/30/2024	$13,022	$11,430	$11,819	$11,195

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series LD	7.72%	2.19%	2.68%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index	5.08%	1.22%	1.69%
ICE BofA 1-3 Year U.S. Treasury Index	4.53%	1.06%	1.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 51,294,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$51,294
# of Portfolio Holdings	227
Portfolio Turnover Rate	177%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.1%
Asset-Backed Securities	37.3%
Non-Agency Mortgage-Backed Securities	28.9%
U.S. Treasury Obligations	6.9%
Sovereign Issues	2.8%
U.S. Government Agencies	2.2%
Affiliated Investments	1.6%
Short-Term Instruments	0.5%
Other Investments	0.8%
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000013019
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series M
Trading Symbol	FXIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series M (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series M	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Tactical curve positioning within U.S. interest rate strategies, particularly underweight exposure to the intermediate section of the curve in February and the first half of April 2024, as yields rose.

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Long exposure to investment grade corporate credit contributed to relative performance, as spreads tightened.

• Long exposure to duration in the dollar bloc, primarily Australia, detracted from relative performance, as yields rose.

• Selection across the coupon stack within agency mortgage-backed securities detracted from relative performance, as higher coupons outperformed lower coupons.

• There were no other material detractors for this Portfolio.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series M	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index	Bloomberg U.S. Credit Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,912	$9,975	$9,940	$9,996
8/31/2014	$10,078	$10,085	$10,034	$10,140
9/30/2014	$9,975	$10,017	$10,018	$9,997
10/31/2014	$10,089	$10,115	$10,116	$10,104
11/30/2014	$10,171	$10,187	$10,183	$10,172
12/31/2014	$10,077	$10,196	$10,199	$10,173
1/31/2015	$10,454	$10,410	$10,285	$10,461
2/28/2015	$10,313	$10,312	$10,269	$10,357
3/31/2015	$10,406	$10,360	$10,307	$10,393
4/30/2015	$10,314	$10,323	$10,311	$10,332
5/31/2015	$10,222	$10,298	$10,309	$10,273
6/30/2015	$9,978	$10,186	$10,229	$10,093
7/31/2015	$10,189	$10,257	$10,294	$10,157
8/31/2015	$10,067	$10,242	$10,303	$10,096
9/30/2015	$9,996	$10,311	$10,363	$10,147
10/31/2015	$10,140	$10,313	$10,371	$10,195
11/30/2015	$10,152	$10,286	$10,356	$10,173
12/31/2015	$10,133	$10,252	$10,353	$10,095
1/31/2016	$10,239	$10,393	$10,488	$10,147
2/29/2016	$10,310	$10,467	$10,527	$10,232
3/31/2016	$10,519	$10,563	$10,558	$10,490
4/30/2016	$10,666	$10,604	$10,575	$10,618
5/31/2016	$10,822	$10,607	$10,589	$10,614
6/30/2016	$11,136	$10,797	$10,675	$10,856
7/31/2016	$11,464	$10,865	$10,697	$10,998
8/31/2016	$11,495	$10,853	$10,710	$11,020
9/30/2016	$11,526	$10,847	$10,739	$10,989
10/31/2016	$11,415	$10,764	$10,711	$10,895
11/30/2016	$10,957	$10,509	$10,527	$10,598
12/31/2016	$11,022	$10,524	$10,526	$10,663
1/31/2017	$11,113	$10,544	$10,523	$10,699
2/28/2017	$11,292	$10,615	$10,573	$10,817
3/31/2017	$11,351	$10,610	$10,576	$10,801
4/30/2017	$11,494	$10,692	$10,645	$10,909
5/31/2017	$11,672	$10,774	$10,712	$11,026
6/30/2017	$11,695	$10,763	$10,669	$11,055
7/31/2017	$11,828	$10,809	$10,717	$11,136
8/31/2017	$12,043	$10,906	$10,795	$11,229
9/30/2017	$12,034	$10,854	$10,771	$11,204
10/31/2017	$12,036	$10,861	$10,768	$11,242
11/30/2017	$12,027	$10,847	$10,752	$11,232
12/31/2017	$12,080	$10,897	$10,787	$11,322
1/31/2018	$11,964	$10,771	$10,661	$11,216
2/28/2018	$11,916	$10,669	$10,591	$11,047
3/31/2018	$12,015	$10,737	$10,658	$11,081
4/30/2018	$11,944	$10,658	$10,605	$10,980
5/31/2018	$12,041	$10,734	$10,679	$11,035
6/30/2018	$12,070	$10,720	$10,684	$10,983
7/31/2018	$12,108	$10,723	$10,673	$11,062
8/31/2018	$12,187	$10,792	$10,738	$11,119
9/30/2018	$12,186	$10,722	$10,672	$11,081
10/31/2018	$12,143	$10,638	$10,604	$10,926
11/30/2018	$12,138	$10,701	$10,700	$10,919
12/31/2018	$12,349	$10,898	$10,894	$11,083
1/31/2019	$12,497	$11,014	$10,980	$11,322
2/28/2019	$12,559	$11,007	$10,970	$11,347
3/31/2019	$12,704	$11,219	$11,130	$11,623
4/30/2019	$12,814	$11,221	$11,123	$11,680
5/31/2019	$12,942	$11,421	$11,267	$11,852
6/30/2019	$13,065	$11,564	$11,348	$12,119
7/31/2019	$13,148	$11,589	$11,394	$12,182
8/31/2019	$13,331	$11,890	$11,496	$12,563
9/30/2019	$13,308	$11,826	$11,504	$12,481
10/31/2019	$13,363	$11,862	$11,545	$12,552
11/30/2019	$13,381	$11,856	$11,554	$12,575
12/31/2019	$13,387	$11,848	$11,586	$12,612
1/31/2020	$13,646	$12,076	$11,667	$12,907
2/29/2020	$13,822	$12,293	$11,788	$13,082
3/31/2020	$12,865	$12,221	$11,912	$12,215
4/30/2020	$13,335	$12,438	$11,988	$12,774
5/31/2020	$13,577	$12,496	$12,003	$12,982
6/30/2020	$13,886	$12,575	$11,992	$13,219
7/31/2020	$14,184	$12,762	$12,013	$13,627
8/31/2020	$14,245	$12,659	$12,018	$13,454
9/30/2020	$14,308	$12,652	$12,005	$13,417
10/31/2020	$14,241	$12,596	$12,000	$13,387
11/30/2020	$14,471	$12,720	$12,009	$13,728
12/31/2020	$14,607	$12,737	$12,035	$13,791
1/31/2021	$14,596	$12,646	$12,044	$13,627
2/28/2021	$14,506	$12,463	$11,963	$13,390
3/31/2021	$14,391	$12,308	$11,902	$13,177
4/30/2021	$14,540	$12,405	$11,968	$13,317
5/31/2021	$14,618	$12,445	$11,947	$13,413
6/30/2021	$14,756	$12,533	$11,942	$13,615
7/31/2021	$14,910	$12,673	$12,016	$13,792
8/31/2021	$14,921	$12,649	$11,997	$13,759
9/30/2021	$14,850	$12,539	$11,954	$13,611
10/31/2021	$14,751	$12,536	$11,931	$13,641
11/30/2021	$14,807	$12,573	$11,920	$13,653
12/31/2021	$14,819	$12,541	$11,909	$13,642
1/31/2022	$14,556	$12,271	$11,732	$13,204
2/28/2022	$14,379	$12,134	$11,619	$12,955
3/31/2022	$13,914	$11,797	$11,317	$12,630
4/30/2022	$13,388	$11,349	$10,920	$11,968
5/31/2022	$13,353	$11,422	$11,040	$12,074
6/30/2022	$13,042	$11,243	$10,864	$11,758
7/31/2022	$13,346	$11,518	$11,213	$12,116
8/31/2022	$13,022	$11,192	$10,829	$11,773
9/30/2022	$12,508	$10,709	$10,282	$11,177
10/31/2022	$12,328	$10,570	$10,136	$11,061
11/30/2022	$12,608	$10,959	$10,549	$11,611
12/31/2022	$12,597	$10,909	$10,502	$11,561
1/31/2023	$12,960	$11,245	$10,848	$12,002
2/28/2023	$12,876	$10,954	$10,562	$11,640
3/31/2023	$12,924	$11,232	$10,768	$11,960
4/30/2023	$13,025	$11,300	$10,824	$12,054
5/31/2023	$13,055	$11,177	$10,744	$11,886
6/30/2023	$13,058	$11,137	$10,698	$11,922
7/31/2023	$13,117	$11,130	$10,690	$11,959
8/31/2023	$13,106	$11,059	$10,602	$11,873
9/30/2023	$12,845	$10,778	$10,265	$11,564
10/31/2023	$12,596	$10,607	$10,053	$11,358
11/30/2023	$13,184	$11,088	$10,577	$12,003
12/31/2023	$13,730	$11,512	$11,032	$12,506
1/31/2024	$13,779	$11,481	$10,981	$12,484
2/29/2024	$13,701	$11,318	$10,803	$12,304
3/31/2024	$13,884	$11,423	$10,917	$12,455
4/30/2024	$13,582	$11,134	$10,587	$12,145
5/31/2024	$13,838	$11,323	$10,798	$12,367
6/30/2024	$14,018	$11,430	$10,925	$12,449

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series M	7.35%	1.42%	3.44%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. MBS Fixed-Rate Index	2.12%	(0.76%)	0.89%
Bloomberg U.S. Credit Index	4.42%	0.54%	2.21%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 1,359,318,000
Holdings Count | Holding	1,011
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	306.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,359,318
# of Portfolio Holdings	1,011
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	54.3%
Asset-Backed Securities	35.8%
Corporate Bonds & Notes	27.5%
Non-Agency Mortgage-Backed Securities	18.4%
U.S. Treasury Obligations	6.0%
Municipal Bonds & Notes	1.1%
Preferred Securities	1.0%
Sovereign Issues	0.8%
Loan Participations and Assignments	0.6%
Affiliated Investments	0.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000013021
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series R
Trading Symbol	FXIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series R (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series R	$221	4.42%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	4.42%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.S. breakeven inflation ("BEI") contributed to relative performance, as U.S. BEI moved higher.

• Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

• Exposure to agency mortgage-backed securities, including the associated carry, contributed to relative performance, as the sector posted positive returns.

• Long exposure to Japanese BEI, contributed to relative performance, as Japanese BEI moved higher.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

• Duration strategies in Japan, including short exposure to Japanese interest rate swap spreads, detracted from relative performance,

    as Japanese interest rate swap spreads tightened.

• Long exposure to Australian interest rates, specifically in the last four months of the period, detracted from relative performance, as

    Australian interest rates broadly moved higher.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series R	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,997	$9,975	$10,003	$9,992
8/31/2014	$10,035	$10,085	$10,047	$10,029
9/30/2014	$9,792	$10,017	$9,796	$9,758
10/31/2014	$9,871	$10,115	$9,879	$9,849
11/30/2014	$9,898	$10,187	$9,905	$9,885
12/31/2014	$9,622	$10,196	$9,793	$9,735
1/31/2015	$9,918	$10,410	$10,101	$10,128
2/28/2015	$9,918	$10,312	$9,980	$9,975
3/31/2015	$9,790	$10,360	$9,933	$9,930
4/30/2015	$9,829	$10,323	$10,006	$10,020
5/31/2015	$9,727	$10,298	$9,923	$9,938
6/30/2015	$9,647	$10,186	$9,827	$9,831
7/31/2015	$9,702	$10,257	$9,847	$9,841
8/31/2015	$9,508	$10,242	$9,772	$9,770
9/30/2015	$9,357	$10,311	$9,714	$9,715
10/31/2015	$9,455	$10,313	$9,739	$9,726
11/30/2015	$9,390	$10,286	$9,729	$9,724
12/31/2015	$9,288	$10,252	$9,652	$9,638
1/31/2016	$9,309	$10,393	$9,796	$9,813
2/29/2016	$9,226	$10,467	$9,905	$9,973
3/31/2016	$9,569	$10,563	$10,083	$10,133
4/30/2016	$9,685	$10,604	$10,117	$10,183
5/31/2016	$9,596	$10,607	$10,046	$10,090
6/30/2016	$9,787	$10,797	$10,255	$10,308
7/31/2016	$9,910	$10,865	$10,344	$10,379
8/31/2016	$9,887	$10,853	$10,297	$10,308
9/30/2016	$9,997	$10,847	$10,354	$10,387
10/31/2016	$9,960	$10,764	$10,312	$10,339
11/30/2016	$9,780	$10,509	$10,114	$10,096
12/31/2016	$9,816	$10,524	$10,104	$10,077
1/31/2017	$9,935	$10,544	$10,189	$10,169
2/28/2017	$10,006	$10,615	$10,237	$10,224
3/31/2017	$10,032	$10,610	$10,232	$10,215
4/30/2017	$10,066	$10,692	$10,292	$10,308
5/31/2017	$10,080	$10,774	$10,288	$10,310
6/30/2017	$9,986	$10,763	$10,190	$10,192
7/31/2017	$10,060	$10,809	$10,236	$10,265
8/31/2017	$10,179	$10,906	$10,345	$10,386
9/30/2017	$10,138	$10,854	$10,278	$10,287
10/31/2017	$10,182	$10,861	$10,300	$10,308
11/30/2017	$10,209	$10,847	$10,314	$10,319
12/31/2017	$10,323	$10,897	$10,408	$10,412
1/31/2018	$10,254	$10,771	$10,319	$10,288
2/28/2018	$10,137	$10,669	$10,219	$10,182
3/31/2018	$10,241	$10,737	$10,326	$10,301
4/30/2018	$10,235	$10,658	$10,320	$10,283
5/31/2018	$10,227	$10,734	$10,364	$10,336
6/30/2018	$10,320	$10,720	$10,406	$10,382
7/31/2018	$10,305	$10,723	$10,356	$10,317
8/31/2018	$10,334	$10,792	$10,430	$10,407
9/30/2018	$10,229	$10,722	$10,320	$10,277
10/31/2018	$10,003	$10,638	$10,172	$10,147
11/30/2018	$10,025	$10,701	$10,221	$10,214
12/31/2018	$10,062	$10,898	$10,277	$10,274
1/31/2019	$10,317	$11,014	$10,415	$10,452
2/28/2019	$10,323	$11,007	$10,414	$10,450
3/31/2019	$10,583	$11,219	$10,605	$10,674
4/30/2019	$10,614	$11,221	$10,640	$10,711
5/31/2019	$10,821	$11,421	$10,816	$10,909
6/30/2019	$10,897	$11,564	$10,909	$11,042
7/31/2019	$10,942	$11,589	$10,948	$11,083
8/31/2019	$11,140	$11,890	$11,208	$11,350
9/30/2019	$11,030	$11,826	$11,056	$11,163
10/31/2019	$11,038	$11,862	$11,084	$11,203
11/30/2019	$11,086	$11,856	$11,101	$11,190
12/31/2019	$11,180	$11,848	$11,143	$11,247
1/31/2020	$11,502	$12,076	$11,377	$11,517
2/29/2020	$11,609	$12,293	$11,534	$11,671
3/31/2020	$11,311	$12,221	$11,332	$11,480
4/30/2020	$11,809	$12,438	$11,647	$11,820
5/31/2020	$11,893	$12,496	$11,682	$11,866
6/30/2020	$12,121	$12,575	$11,812	$12,022
7/31/2020	$12,553	$12,762	$12,084	$12,294
8/31/2020	$12,709	$12,659	$12,216	$12,496
9/30/2020	$12,647	$12,652	$12,171	$12,439
10/31/2020	$12,563	$12,596	$12,092	$12,348
11/30/2020	$12,804	$12,720	$12,228	$12,460
12/31/2020	$13,034	$12,737	$12,368	$12,627
1/31/2021	$13,119	$12,646	$12,409	$12,691
2/28/2021	$12,778	$12,463	$12,209	$12,363
3/31/2021	$12,745	$12,308	$12,186	$12,374
4/30/2021	$12,996	$12,405	$12,356	$12,602
5/31/2021	$13,195	$12,445	$12,506	$12,737
6/30/2021	$13,294	$12,533	$12,582	$12,816
7/31/2021	$13,761	$12,673	$12,917	$13,256
8/31/2021	$13,722	$12,649	$12,894	$13,228
9/30/2021	$13,558	$12,539	$12,802	$13,073
10/31/2021	$13,666	$12,536	$12,947	$13,220
11/30/2021	$13,811	$12,573	$13,063	$13,326
12/31/2021	$13,970	$12,541	$13,105	$13,411
1/31/2022	$13,506	$12,271	$12,839	$13,103
2/28/2022	$13,577	$12,134	$12,949	$13,226
3/31/2022	$13,368	$11,797	$12,708	$13,016
4/30/2022	$12,930	$11,349	$12,449	$12,608
5/31/2022	$12,697	$11,422	$12,325	$12,504
6/30/2022	$12,106	$11,243	$11,935	$12,049
7/31/2022	$12,878	$11,518	$12,455	$12,752
8/31/2022	$12,393	$11,192	$12,123	$12,348
9/30/2022	$11,109	$10,709	$11,321	$11,294
10/31/2022	$11,362	$10,570	$11,462	$11,420
11/30/2022	$11,699	$10,959	$11,671	$11,718
12/31/2022	$11,554	$10,909	$11,552	$11,537
1/31/2023	$11,830	$11,245	$11,764	$11,845
2/28/2023	$11,554	$10,954	$11,603	$11,569
3/31/2023	$11,961	$11,232	$11,938	$12,043
4/30/2023	$11,972	$11,300	$11,951	$12,046
5/31/2023	$11,740	$11,177	$11,808	$11,854
6/30/2023	$11,703	$11,137	$11,768	$11,765
7/31/2023	$11,747	$11,130	$11,783	$11,791
8/31/2023	$11,538	$11,059	$11,678	$11,598
9/30/2023	$11,234	$10,778	$11,462	$11,299
10/31/2023	$11,095	$10,607	$11,379	$11,165
11/30/2023	$11,549	$11,088	$11,688	$11,544
12/31/2023	$11,907	$11,512	$12,002	$11,924
1/31/2024	$11,996	$11,481	$12,023	$11,990
2/29/2024	$11,832	$11,318	$11,894	$11,784
3/31/2024	$11,937	$11,423	$11,992	$11,890
4/30/2024	$11,642	$11,134	$11,790	$11,625
5/31/2024	$11,943	$11,323	$11,993	$11,853
6/30/2024	$12,039	$11,430	$12,087	$11,967

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series R	2.87%	2.01%	1.87%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. TIPS Index	2.71%	2.07%	1.91%
ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index	1.72%	1.62%	1.81%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 155,760,000
Holdings Count | Holding	254
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	157.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$155,760
# of Portfolio Holdings	254
Portfolio Turnover Rate	157%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	129.5%
U.S. Government Agencies	37.6%
Sovereign Issues	17.1%
Asset-Backed Securities	8.6%
Non-Agency Mortgage-Backed Securities	3.9%
Corporate Bonds & Notes	1.8%
Short-Term Instruments	1.7%
Other Investments	0.7%
Other Assets and Liabilities, Net	(100.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000114641
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series TE
Trading Symbol	FXIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series TE (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series TE	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• A tactical allocation to taxable municipals contributed to performance, as taxable municipals outperformed the broader municipal market.

• Security selection within the special tax sector contributed to performance, as holdings outperformed the broader municipal market.

• Overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

• Overweight exposure to a duration position detracted from performance, as yields broadly rose.

• Security selection within the lease-backed sector detracted from performance, as the sector underperformed the broader municipal market.

• Underweight exposure to the pre-refunded segment detracted from performance, as the segment outperformed the broader municipal market.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Fixed Income SHares: Series TE	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index	50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,020	$10,018	$10,000	$10,045	$10,063
8/31/2014	$10,082	$10,139	$10,007	$10,266	$10,378
9/30/2014	$10,144	$10,149	$10,007	$10,303	$10,461
10/31/2014	$10,135	$10,219	$10,011	$10,322	$10,422
11/30/2014	$10,073	$10,236	$10,017	$10,384	$10,531
12/31/2014	$10,083	$10,288	$10,012	$10,436	$10,587
1/31/2015	$10,084	$10,470	$10,031	$10,635	$10,777
2/28/2015	$10,074	$10,362	$10,034	$10,553	$10,733
3/31/2015	$10,084	$10,392	$10,034	$10,560	$10,705
4/30/2015	$10,085	$10,338	$10,035	$10,507	$10,661
5/31/2015	$10,085	$10,309	$10,034	$10,550	$10,781
6/30/2015	$10,160	$10,300	$10,034	$10,343	$10,384
7/31/2015	$10,165	$10,375	$10,048	$10,354	$10,328
8/31/2015	$10,191	$10,395	$10,064	$10,391	$10,370
9/30/2015	$10,283	$10,470	$10,077	$10,551	$10,591
10/31/2015	$10,363	$10,512	$10,087	$10,636	$10,719
11/30/2015	$10,466	$10,554	$10,074	$10,678	$10,762
12/31/2015	$10,605	$10,628	$10,073	$10,729	$10,779
1/31/2016	$10,674	$10,755	$10,104	$10,840	$10,840
2/29/2016	$10,670	$10,771	$10,120	$10,905	$10,959
3/31/2016	$10,739	$10,806	$10,105	$10,978	$11,074
4/30/2016	$10,841	$10,885	$10,116	$11,056	$11,142
5/31/2016	$10,868	$10,915	$10,122	$11,130	$11,289
6/30/2016	$11,079	$11,088	$10,139	$11,397	$11,640
7/31/2016	$11,076	$11,095	$10,157	$11,438	$11,716
8/31/2016	$11,137	$11,110	$10,142	$11,465	$11,758
9/30/2016	$11,114	$11,054	$10,120	$11,463	$11,789
10/31/2016	$10,967	$10,938	$10,127	$11,323	$11,643
11/30/2016	$10,551	$10,531	$10,083	$10,732	$10,950
12/31/2016	$10,647	$10,654	$10,103	$10,883	$11,101
1/31/2017	$10,729	$10,724	$10,140	$11,000	$11,257
2/28/2017	$10,806	$10,799	$10,173	$11,170	$11,525
3/31/2017	$10,862	$10,822	$10,173	$11,200	$11,552
4/30/2017	$10,982	$10,901	$10,189	$11,292	$11,630
5/31/2017	$11,170	$11,074	$10,208	$11,479	$11,808
6/30/2017	$11,185	$11,034	$10,200	$11,444	$11,782
7/31/2017	$11,305	$11,123	$10,224	$11,535	$11,859
8/31/2017	$11,450	$11,208	$10,247	$11,655	$12,023
9/30/2017	$11,429	$11,151	$10,235	$11,590	$11,958
10/31/2017	$11,472	$11,178	$10,236	$11,619	$11,991
11/30/2017	$11,439	$11,118	$10,190	$11,582	$12,021
12/31/2017	$11,564	$11,235	$10,196	$11,727	$12,177
1/31/2018	$11,484	$11,102	$10,225	$11,582	$12,063
2/28/2018	$11,427	$11,069	$10,242	$11,561	$12,072
3/31/2018	$11,441	$11,110	$10,235	$11,666	$12,249
4/30/2018	$11,441	$11,070	$10,225	$11,679	$12,303
5/31/2018	$11,590	$11,197	$10,259	$11,863	$12,561
6/30/2018	$11,615	$11,207	$10,295	$11,897	$12,623
7/31/2018	$11,673	$11,234	$10,317	$11,940	$12,668
8/31/2018	$11,691	$11,263	$10,313	$12,007	$12,769
9/30/2018	$11,642	$11,190	$10,293	$11,945	$12,719
10/31/2018	$11,552	$11,121	$10,302	$11,836	$12,560
11/30/2018	$11,604	$11,244	$10,335	$11,955	$12,648
12/31/2018	$11,676	$11,379	$10,373	$12,088	$12,757
1/31/2019	$11,761	$11,465	$10,406	$12,194	$12,842
2/28/2019	$11,858	$11,526	$10,429	$12,260	$12,912
3/31/2019	$12,038	$11,708	$10,458	$12,509	$13,245
4/30/2019	$12,088	$11,752	$10,466	$12,561	$13,320
5/31/2019	$12,284	$11,914	$10,505	$12,758	$13,536
6/30/2019	$12,330	$11,958	$10,537	$12,814	$13,606
7/31/2019	$12,414	$12,055	$10,572	$12,910	$13,692
8/31/2019	$12,621	$12,245	$10,587	$13,165	$14,021
9/30/2019	$12,560	$12,147	$10,564	$13,087	$13,993
10/31/2019	$12,585	$12,168	$10,595	$13,111	$14,023
11/30/2019	$12,623	$12,199	$10,613	$13,152	$14,077
12/31/2019	$12,660	$12,236	$10,629	$13,198	$14,119
1/31/2020	$12,881	$12,456	$10,666	$13,488	$14,467
2/29/2020	$13,088	$12,617	$10,688	$13,710	$14,771
3/31/2020	$12,472	$12,159	$10,635	$12,721	$13,147
4/30/2020	$12,312	$12,006	$10,659	$12,442	$12,703
5/31/2020	$12,707	$12,388	$10,765	$12,899	$13,222
6/30/2020	$13,005	$12,490	$10,764	$13,196	$13,746
7/31/2020	$13,255	$12,701	$10,791	$13,493	$14,119
8/31/2020	$13,204	$12,641	$10,793	$13,474	$14,156
9/30/2020	$13,154	$12,644	$10,801	$13,483	$14,170
10/31/2020	$13,129	$12,606	$10,793	$13,474	$14,195
11/30/2020	$13,391	$12,796	$10,806	$13,736	$14,536
12/31/2020	$13,570	$12,874	$10,816	$13,907	$14,809
1/31/2021	$13,705	$12,956	$10,834	$14,092	$15,118
2/28/2021	$13,492	$12,750	$10,830	$13,899	$14,959
3/31/2021	$13,569	$12,829	$10,838	$14,013	$15,121
4/30/2021	$13,700	$12,936	$10,845	$14,171	$15,343
5/31/2021	$13,775	$12,975	$10,850	$14,264	$15,519
6/30/2021	$13,852	$13,010	$10,849	$14,368	$15,716
7/31/2021	$13,956	$13,118	$10,863	$14,522	$15,905
8/31/2021	$13,916	$13,070	$10,861	$14,491	$15,880
9/30/2021	$13,839	$12,976	$10,849	$14,384	$15,776
10/31/2021	$13,813	$12,938	$10,847	$14,327	$15,712
11/30/2021	$13,944	$13,048	$10,850	$14,472	$15,918
12/31/2021	$13,982	$13,069	$10,849	$14,507	$15,959
1/31/2022	$13,640	$12,711	$10,777	$14,094	$15,513
2/28/2022	$13,535	$12,666	$10,763	$14,056	$15,477
3/31/2022	$13,156	$12,255	$10,674	$13,582	$14,917
4/30/2022	$12,807	$11,916	$10,631	$13,160	$14,387
5/31/2022	$12,958	$12,093	$10,712	$13,338	$14,546
6/30/2022	$12,644	$11,895	$10,715	$13,053	$14,081
7/31/2022	$13,049	$12,210	$10,773	$13,488	$14,607
8/31/2022	$12,775	$11,942	$10,687	$13,214	$14,282
9/30/2022	$12,221	$11,484	$10,595	$12,572	$13,402
10/31/2022	$12,064	$11,388	$10,609	$12,410	$13,127
11/30/2022	$12,612	$11,921	$10,731	$13,030	$13,891
12/31/2022	$12,597	$11,955	$10,726	$13,074	$13,868
1/31/2023	$13,011	$12,298	$10,816	$13,541	$14,484
2/28/2023	$12,731	$12,020	$10,725	$13,193	$14,029
3/31/2023	$12,923	$12,287	$10,840	$13,434	$14,247
4/30/2023	$13,053	$12,259	$10,808	$13,458	$14,329
5/31/2023	$13,022	$12,153	$10,797	$13,337	$14,230
6/30/2023	$13,216	$12,274	$10,848	$13,505	$14,483
7/31/2023	$13,266	$12,323	$10,871	$13,580	$14,577
8/31/2023	$13,152	$12,146	$10,883	$13,384	$14,356
9/30/2023	$12,828	$11,790	$10,838	$12,972	$13,868
10/31/2023	$12,627	$11,689	$10,868	$12,829	$13,646
11/30/2023	$13,434	$12,431	$11,026	$13,690	$14,704
12/31/2023	$13,824	$12,720	$11,090	$14,055	$15,145
1/31/2024	$13,923	$12,655	$11,086	$13,987	$15,075
2/29/2024	$14,078	$12,671	$11,103	$14,045	$15,194
3/31/2024	$14,138	$12,671	$11,103	$14,122	$15,374
4/30/2024	$13,996	$12,514	$11,104	$13,984	$15,280
5/31/2024	$14,102	$12,477	$11,131	$13,955	$15,396
6/30/2024	$14,316	$12,669	$11,194	$14,231	$15,772

Average Annual Return [Table Text Block]
Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series TE	8.32%	3.03%	3.65%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
Bloomberg 1-Year Municipal Bond Index	3.19%	1.22%	1.13%
50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index	5.37%	2.12%	3.59%
Bloomberg High Yield Municipal Bond Index	8.90%	3.00%	4.66%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
AssetsNet	$ 126,977,000
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$126,977
# of Portfolio Holdings	162
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.
Footnote*	Dollar amounts displayed in 000's

Holdings [Text Block]

Allocation Breakdown (% of Net Assets)Footnote Reference*

Municipal Bonds & Notes	86.7%
Affiliated Investments	8.2%
U.S. Government Agencies	4.8%
Corporate Bonds & Notes	0.8%
Short-Term Instruments	2.4%
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]